Consolidated Balance Sheets - USD ($)	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Current assets:
Cash and cash equivalents	$ 721,737	$ 32,616	$ 102,741
Prepaid expenses and other current assets	22,846	6,540	13,066
Total current assets	744,583	39,156	115,807
Noncurrent assets:
Property and equipment, net	19,262	21,888	27,722
Total noncurrent assets	19,262	21,888	27,722
Total assets	763,845	61,044	143,529
Current:
Accounts payable and accrued liabilities		233,397	486,629
Accounts payable and accrued liabilities	209,113	218,954
Accrued expenses to related party	81,688	66,205
Convertible promissory note, net of unamortized debt discount of $0 and $33,760		92,624	181,122
Current portion of long-term debt - SBA	2,041	1,782
Derivative liability		172,393
Total current liabilities	404,828	609,712	1,543,702
Long-term:
Long-term debt - SBA, net of current portion	30,359	30,618	64,897
Total long-term liabilities	30,359	30,618	64,897
Total liabilities	435,187	640,330	1,608,599
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit):
Class A common stock - $.00001 par value; 500,000 authorized; 250,000 and 102,000 shares issued and outstanding	3	1	1
Common stock - $.00001 par value; 74,500,000 authorized; 49,813,861 and 18,671,159 shares issued and outstanding, respectively	498	186	135
Additional paid-in capital	58,423,801	56,941,222	56,503,616
Subscription receivable	(117,850)	(117,468)
Accumulated deficit	(57,977,794)	(57,403,227)	(57,968,822)
Total stockholders’ equity (deficit)	328,658	(579,286)	(1,465,070)
Total liabilities and stockholders’ equity (deficit)	763,845	61,044	143,529
Related Party [Member]
Current:
Accounts payable to related parties			51,119
Accrued wages to related parties		51,762	811,711
Advances from related party	9,520	5,000
Notes payable to related party	76,828	50,000	13,121
Nonrelated Party [Member]
Current:
Advances from related party	17,092
Notes payable to related party	$ 8,546	$ 2,754